SHARE OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2023
SHARE OPTIONS AND WARRANTS

14. SHARE OPTIONS AND WARRANTS

Options

The Company operates share-based payment arrangements to remunerate Directors and key employees in the form of a share option scheme. It also issues options in lieu of fees to key suppliers and collaborators. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant.

Note that the information presented below does not reflect the 65 to 1 consolidation which took place after 31 March 2023.

	2023		2022
	Options	Weighted Average exercise price (cents)	Options	Weighted Average exercise price (cents)
Outstanding at 1 April	72,400,000	7.49	60,750,000	6.90
Granted	39,820,000	1.61	28,150,000	8.41
Forfeited	(1,950,000)	-	(16,500,000)	5.91
Exercised	-	-	-	-
Outstanding at 31 March	110,270,000	5.93	72,400,000	7.49
Exercisable at 31 March	35,155,666	6.79	14,437,500	7.36

	2021
	Options	Weighted Average exercise price (cents)
Outstanding at 1 April	19,500,000	5.58
Granted	42,250,000	7.31
Forfeited	(750,000)	6.21
Exercised	(250,000)	6.21
Outstanding at 31 March	60,750,000	6.90
Exercisable at 31 March	9,250,000	6.21

During the year ending 31 March 2023, no options were exercised. During the year ending 31 March 2022, no options were exercised.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $1,649,386 (2022: $2,072,515). A share-based payment charge for the year of $1,273,716 (2022: $1,718,727) has been expensed in the statement of comprehensive income. The share based payment charge in the year to March 31, 2023 includes a forfeiture of $12,412 (2022: $19,149).

The weighted average contractual life of options outstanding at March 31, 2023 is 5.73 years. (2022: 7.77 years).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 March 2023 (‘000)
6 July 2018	6 July 2025	4.5p	2,000
20 August 2020	19 August 2028	15.5p	750
6 January 2021	5 January 2031	5p	40,000
12 January 2021	11 January 2031	7.9p	1,500
15 April 2021	15 April 2031	7.88p	5,000
31 August 2021	31 August 2031	4.9p	14,400
31 January 2022	30 January 2032	8.0p	8,750
1 August 2022	31 July 2027	5.0p	650
20 September 2022	19 September 2027	5.0p	1,820
22 November 2022	23 November 2022	6.3p	5,000
14 March 2023	13 March 2027	2.5p	30,400
Total			110,270

Fair value of options granted

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options applying the assumptions below.

Historical volatility relies in part on the historical volatility of a group of peer companies that management believes is generally comparable to the Company and in part on the company’s own share price volatility. Where sufficient historical data is available, the Company uses its own share price to calculate volatility.

The Company has not paid any dividends on share capital since its inception and does not anticipate paying dividends on its share capital in the foreseeable future.

The Company has estimated a forfeiture rate of zero.

The model inputs for options granted during the year ended 31 March 2023 valued under the Black Scholes Valuation model are:

	Grant Date
	1 August 2022		20 September 2022		22 November 2022		14 March 2023

Grant date share price	5	p	5	p	6.3	p	2.5	p
Exercise share price	5	p	5	p	6.3	p	2.5	p
Vesting periods	25% each quarter		100% in one year		Fully vested		25% over four years
Risk free rate	1.47%		3.26%		3.16%		3.2%
Expected volatility	81.2%		81.8%		68.3%		125%
Option life	2 years		2 years		2 years		4 years

The model inputs for options granted during the year ended 31 March 2022 valued under the Black Scholes Valuation model are:

	Grant Date
	15 April 2021		31 August 2021		31 January 2022

Grant date share price	7.7	p	4.9	p	4.8	p
Exercise share price	7.9	p	4.9	p	8.0	p
Vesting periods	25% each year		25% each year		1.25m options vest 33% each year and 7.5m options have developmental milestone performance conditions

Risk free rate	0.35%		0.30%		0.97%
Expected volatility	80.20%		77.7%		83.0%
Option life	5 years		5 years		5 years

Warrants

As part of the acquisition of the OK-101 project, the underlying scientific founders of the OK-101 Project (inukshuk Holdings), who will continue to be involved in the development of the Project, received 35,000,000 warrants as consideration. The warrants are exercisable at a price of 4.5 pence each and are split into four distinct tranches and each tranche becomes exercisable upon satisfaction of a specific developmental milestone. The warrants are currently exercisable until 17 July 2023. Note that the information presented below does not reflect the 65 to 1 consolidation which took place after 31 March 2023.

In May 2019, warrants were granted over 36,363,636 shares at an exercise price of 1.35p per share in connection with a private placement. These warrants were exercised in May 2021.

In March 2020, warrants were granted over 40,000,000 shares at an exercise price of 0.55p per share in connection with a private placement. These warrants were exercised on a cashless basis in February 2022 (post a price reduction offer to 0.012p), resulting in the issuance of 39,400,000 shares.

In March 2020, warrants were granted over 35,825,130 shares at an exercise price of 0.55p per share in connection with a private placement. These warrants were exercised in May 2021.

In April 2020, warrants were granted over 36,174,870 shares at an exercise price of 0.55p per share in connection with a private placement. These warrants were exercised in May 2021.

In May 2020, warrants were granted over 909,090 shares at an exercise price of 2.75p per share in in lieu of professional fees. The warrants are exercisable until 21 May 2023.

In July 2020, warrants were granted over 750,000 shares at an exercise price of 14p per share in in lieu of broker fees. The warrants are exercisable until 20 July 2022.

In May 2021, warrants were granted over 76,605,760 shares at an exercise price of 0.4p per share in connection with the conversion of convertible loan notes. 39,605,760 were exercised immediately and the remaining 37,000,000 were exercised on a cashless basis in February 2022 (post a price reduction offer to 0.012p), resulting in the issuance of 36,445,000 shares.

In February 2022, warrants were granted over 165,176,000 shares at an exercise price of 0.4p per share in connection with the conversion of convertible loan notes. 165,176,000 were exercised on a cashless basis in February 2022(post a price reduction offer to 0.012p), resulting in the issuance of 162,698,360 shares.

No warrants were granted or exercised in the year to March 31, 2023. During the year to March 2022, 147,969,396 warrants were exercised for proceeds of £1,045,332, resulting in the issuance of 147,969,396 shares. 242,716,000 warrants were also exercised on a cashless basis resulting in the issuance of 238,543,360 shares.

	31 March 2023		31 March 2022
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at 1 April	36,659,090	6.11	185,022,726	2.1
Granted	-	-	241,781,760	0.5
Exercised	-	-	(390,145,396)	0.7

Outstanding at 31 March	36,659,090	6.11	36,659,090	6.11

Exercisable at 31 March	909,090	3.40	1,659,090	10.30

The Directors have estimated the fair value of the warrants in services provided using the Black-Scholes valuation model based on the assumptions below.

The model inputs for warrants granted during the year ended 31 March 2022 valued under the Black Scholes Valuation model included:

	29 May 2020

Grant date share price	1.75	p
Exercise share price	0.4	p

Risk free rate	0.25%
Expected volatility	79.6%
Expected life	3 years

The remaining fair value of the warrant instruments is deemed to be approximately $11,194 (2022: $43,348). For the consideration warrants, the charge has been expensed over the vesting period. For all other warrants, the charge has been expensed over the service period. A share-based payment charge for the year of $28,963 (2022: $61,721) has been expensed in the statement of comprehensive income.